Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended		4 Months Ended		6 Months Ended	7 Months Ended	10 Months Ended	13 Months Ended	16 Months Ended
	Dec. 10, 2025	Dec. 02, 2024	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025	Mar. 31, 2026
C000265834
Account Value [Line Items]
Line Graph and Table Measure Name							Oakmark Global Large Cap ETF
Accumulated Value	$ 10,000		$ 10,152		$ 9,496
C000265835
Account Value [Line Items]
Line Graph and Table Measure Name							Oakmark International Large Cap ETF
Accumulated Value	10,000		10,239		9,444
C000255242
Account Value [Line Items]
Line Graph and Table Measure Name							Oakmark U.S. Large Cap ETF
Accumulated Value		$ 10,000		$ 9,479		$ 9,859		$ 10,355	$ 10,798	$ 11,512	$ 11,187
Harris Associates Index: MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI World Index (Net)
Accumulated Value	10,000		10,018		9,660
Harris Associates Index: MSCI World ex U.S. Index
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI World ex U.S. Index (Net)
Accumulated Value	10,000		10,231		10,135
Harris Associates Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 Index
Accumulated Value		10,000		9,737		9,321		10,341	11,181	11,478	10,980
Harris Associates Index: MSCI World Value Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI World Value Index (Net)
Accumulated Value	10,000		10,087		10,206
Harris Associates Index: MSCI World ex U.S. Value Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI World ex U.S. Value Index (Net)
Accumulated Value	$ 10,000		$ 10,312		$ 10,570
Harris Associates Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000 Value Index
Accumulated Value		$ 10,000		$ 9,364		$ 9,564		$ 9,927	$ 10,456	$ 10,854	$ 11,082